Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated Deficit USD ($)	USD ($)
Balance at the beginning at Dec. 31, 2021	$ 3,755		$ 80,430	$ (1,316)	$ (50,432)	$ 32,437
Net loss for the period					(5,791)	(5,791)
Other comprehensive income				(602)		(602)
Share-based compensation					345	345
Balance at the end at Mar. 31, 2022	3,755		80,430	(1,918)	(55,878)	26,389
Balance at the beginning at Dec. 31, 2021	3,755		80,430	(1,316)	(50,432)	32,437
Net loss for the period						(10,559)
Balance at the end at Jun. 30, 2022	3,844		80,153	(3,521)	(60,326)	20,150
Balance at the beginning at Mar. 31, 2022	3,755		80,430	(1,918)	(55,878)	26,389
Net loss for the period					(4,768)	(4,768)
Other comprehensive income				(1,603)		(1,603)
Share-based compensation					320	320
Issuance of shares for cash	28					28
Transaction costs			(216)			(216)
Balance at the end at Jun. 30, 2022	3,844		80,153	(3,521)	(60,326)	20,150
Balance at the beginning at Dec. 31, 2022	3,886	kr 24,139	80,727	(3,651)	(72,659)	8,303
Net loss for the period					(6,241)	(6,241)
Other comprehensive income				34		34
Share-based compensation					173	173
Issuance of shares for cash	331		4,106			4,437
Transaction costs			(131)			(131)
Balance at the end at Mar. 31, 2023	4,217		84,702	(3,617)	(78,727)	6,575
Balance at the beginning at Dec. 31, 2022	3,886	24,139	80,727	(3,651)	(72,659)	8,303
Net loss for the period						(11,924)
Balance at the end at Jun. 30, 2023	4,390	27,639	86,020	(3,618)	(84,257)	2,535
Balance at the beginning at Mar. 31, 2023	4,217		84,702	(3,617)	(78,727)	6,575
Net loss for the period					(5,683)	(5,683)
Other comprehensive income				(1)		(1)
Share-based compensation					153	153
Issuance of shares for cash	173		1,363			1,536
Transaction costs paid in shares	61		(61)
Transaction costs			(45)			(45)
Balance at the end at Jun. 30, 2023	$ 4,390	kr 27,639	$ 86,020	$ (3,618)	$ (84,257)	$ 2,535